STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the stock option activity for the six months ended June 30, 2026 is as follows:

		Weighted-Average	Weighted-Average Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2025	206	$3,723,473	0.99	$-
Exercisable at December 31, 2025	206	$3,723,473	0.99	$-
Granted	-	-
Exercised	-	-
Forfeiture/Cancelled	(40)	$4,492,125
Outstanding at June 30, 2026	166	$3,538,256	0.74	$-
Exercisable at June 30, 2026	166	$3,538,256	0.74	$-

A summary of the stock option activity for the years ended December 31, 2025 and 2024 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2024	220	$2,723,710	2.47	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	(14)	2,475,000
Outstanding at December 31, 2025	206	$3,723,473	0.99	$-
Exercisable at December 31, 2025	206	$3,723,473	0.99	$-

SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE
Exercise	Number of	Remaining	Number of
Price	Options	Life In Years	Options Exercisable
$378,500 – 1,237,500	22	2.10	22
$1,237,501 – 2,475,000	9	1.20	9
$2,475,001 – 3,712,500	32	0.26	32
$3,712,501 – 4,950,000	83	0.56	83
$4,950,001 – 5,296,500	20	0.53	20

Exercise	Number of	Remaining	Number of
Price	Options	Life In Years	Options Exercisable
$378,500 – 1,237,500	22	2.60	22
1,237,501 – 2,475,000	9	1.70	9
2,475,001 – 3,712,500	35	0.63	35
3,712,501 – 4,950,000	112	0.77	112
4,950,001 – 5,296,500	28	0.79	28